CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 86,127	$ 82,949	$ 80,656
EXPENSES:
Voyage expenses	2,008	1,609	1,648
Vessel operating expenses	19,086	18,527	18,628
General and administrative expenses	7,506	6,697	1,617
OTHER EXPENSES:
Interest and finance costs	23,496	22,989	14,365
Related Party [Member]
Revenues	8,967	8,943	7,294
EXPENSES:
Voyage expenses	1,040	1,037	1,008
Vessel operating expenses	46	42	37
General and administrative expenses	6,360	5,360	360
OTHER EXPENSES:
Interest and finance costs	$ 0	$ 0	$ 207